UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2007
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
September 30, 2007
(UNAUDITED)



                                                                           Percent
                                                  Principal     Market        Of

                                                                             Net
Security                                            Amount       Value      Assets

U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 1 - 5 years:
------------------------------------------------
Federal Natl Mtg Assn Step Up                     $  765,000  $   763,327
4.000% Due 02-26-10
Federal Home Ln Bks Step Up                          800,000      800,250
5.000% Due 10-28-11
                                                                1,563,577     13.0%
                                                              -----------

Maturity of 5 - 10 years:
------------------------------------------------
Federal Home Ln Bks Step Up                          700,000      700,000
5.000% Due 07-30-13
Federal Natl Mtg Assn Mtn Step Up                  1,000,000    1,000,312
5.000% Due 02-25-15
                                                                1,700,312     14.1%

Maturity of 10 - 20 years:
------------------------------------------------
Federal Home Ln Bks Step Up                        2,000,000    1,994,375
5.000% Due 06-04-18
Federal Home Ln Bks Step Up                          500,000      488,281
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Step Up                     750,000      750,066
6.000% Due 09-21-18
                                                                3,232,722     26.9%

TOTOAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $6,508,543)                                   6,496,611     54.0%


CORPORATE OBLIGATIONS:

Maturity of less than 1 year:
------------------------------------------------
Southwestern Bell Tel Mtns                            75,000       75,000      0.6%
6.030% Due 11-15-07

Maturity of 5 - 10 years:
------------------------------------------------
Lehman Bros Hldgs Inc.                               148,000      137,669
4.800% Due 03-13-14
HSBC Finance Corp.                                   275,000      276,207
6.000% Due 08-15-14
Bear Stearns Cos. Inc.                               162,000      158,603
5.700% Due 11-15-14
Alltel Corp.                                         100,000       83,702
7.000% Due 03-15-16
                                                                  656,181      5.4%
                                                              -----------

Maturity of 10 - 20 years:
------------------------------------------------
Intl Bk Recon Dev Mtns Be (2)                        850,000      818,125
7.000% Due 08-13-18
Morgan Stanley DW Disc Sr mtns Range Note
 (2)                                                 250,000      243,125
8.000% Due 07-06-21
Toyota Mtr Crd Corp Range Note (2)                   350,000      344,750
8.000% Due 09-21-21
General Elec Cap Corp Step Up                        200,000      192,762
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual (2)                125,000      123,750
8.000% Due 12-21-21
Toyota Mtr Crd Corp Curve Accrual (2)                 50,000       49,500
8.000% Due 01-18-22
Toyota Mtr Crd Corp Curve Accrual (2)                175,000      173,250
8.000% Due 02-01-22
                                                                1,945,262     16.2%

TOTAL CORPORATE OBLIGATIONS
(Cost $2,721,138)                                               2,676,443     22.2%


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10 years:
------------------------------------------------
Bayerische Lndbk Note (2)                            350,000      338,625      2.8%
6.750% Due 10-29-13
(Cost $350,000)

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:
------------------------------------------------
Chicago Heights IL                                   170,000      170,518
7.350% Due 12-01-07
Minneapolis MN Cmty Devel                            100,000      100,626
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living                   175,000      174,393
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust                           80,000       80,000
6.950% Due 07-01-08
                                                                  525,537      4.4%
                                                              -----------

Maturity of 1 - 5 years:
------------------------------------------------
Dayton OH                                            140,000      140,000
6.250% Due 11-01-08
Dayton OH Economic Dev Rev                           140,000      142,881
6.380% Due 12-01-09
                                                                  282,881      2.3%

Maturity of 5 - 15 years:
------------------------------------------------
Dayton OH                                            250,000      250,000
6.500% Due 11-01-13
Hazelwood Mo ID Authority Rev                        150,000      143,759
5.640% Due 02-01-18
                                                                  393,759      3.3%
                                                              -----------

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $1,203,287)                                   1,202,177     10.0%

TOTAL U.S. AGENCY STEP-UP,
CORPORATE, FOREIGN SOVEREIGN AND
TAXABLE MUNICIPAL OBLIGATIONS
(Cost $10,782,968)                                             10,713,856     89.0%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment           158,708      154,743      1.3%
(Cost $158,707)

INVESTMENT COMPANIES:                             SHARES

Highland Floating Rate Cl A                           29,970      291,309
Oppenheimer Sr Floating Rate A                        31,546      288,643
First American Treasury Obligations                   17,209       17,209
Federated Prime Obligations                          450,000      450,000

TOTAL INVESTMENT COMPANIES                                      1,047,161      8.7%
(Cost $1,067,209)

TOTAL INVESTMENTS                                              11,915,760     99.0%
(Cost $12,008,884) (3)

OTHER ASSETS AND LIABILITIES                                      119,498      1.0%

NET ASSETS                                                    $12,035,258    100.0%

(1) Interest rates listed for step-up bonds are the rates as of September 30, 2007.

(2) Security valued according to "good faith pricing" guidelines.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation/(depreciation).
 (See Note A)

NOTES TO FINANCIAL STATEMENTS
September 30, 2007
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2007, aggregated $1,996,836 and $1,716,860, respectively. Purchases and sales of long-term U.S. Government Securities for the nine months ended September 30, 2007, aggregated $0 and $686,070, respectively.
At September 30, 2007, gross unrealized appreciation on investments was $20,169 and gross unrealized depreciation on investments was $113,293 for a net unrealized depreciation of $93,124 for financial reporting and federal income tax purposes.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 14, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
November 27, 2007
-----------------
Date                        /s/________________________________________________
                            -----------------
                            Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 27, 2007
-----------------
Date                        /s/________________________________________________
                            -----------------
                            James M. Johnson, President

By:
November 27, 2007
-----------------
Date                        /s/________________________________________________
                            -----------------
                            Kathleen Carlson, Treasurer